PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

	Pension benefits		Postretirement benefits
	2017	2016	2017	2016

Change in benefit obligations
Benefit obligations at the beginning of the year	$1,274.9	$1,220.3	$73.4	$69.2
Service costs	33.9	34.9	1.9	1.8
Interest costs	49.8	49.3	2.9	2.8
Plan participants’ contributions	11.5	11.9	—	—
Actuarial loss (gain) arising from:
Financial assumptions	82.1	20.6	5.4	1.4
Demographic assumptions	(8.6)	—	—	—
Participant experience	4.5	(0.5)	(21.2)	—
Benefits and settlements paid	(72.7)	(62.2)	(1.9)	(1.8)
Plan transfer	(55.4)	—	—	—
Other	0.4	0.6	—	—

Benefit obligations at the end of the year	$1,320.4	$1,274.9	$60.5	$73.4

Change in plan assets
Fair value of plan assets at the beginning of the year	$1,244.4	$1,164.8	$—	$—
Actual return on plan assets	106.5	98.0	—	—
Employer contributions	35.5	34.2	1.9	1.8
Plan participants’ contributions	11.5	11.9	—	—
Administrative fees	(2.5)	(2.3)	—	—
Benefits and settlements paid	(72.7)	(62.2)	(1.9)	(1.8)
Plan transfer	(55.4)	—	—	—

Fair value of plan assets at the end of the year	$1,267.3	$1,244.4	$—	$—

Schedule of fair value of plan assets
	2017	2016

Equity securities:
Canadian	23.6%	23.6%
Foreign	32.3	31.9
Debt securities	40.8	41.2
Other	3.3	3.3

	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount

	Pension benefits		Postretirement benefits
	2017	2016	2017	2016

Benefit obligations	$(1,320.4)	$(1,274.9)	$(60.5)	$(73.4)
Fair value of plan assets	1,267.3	1,244.4	—	—

Plan deficit	(53.1)	(30.5)	(60.5)	(73.4)
Asset limit and minimum funding adjustment	(20.4)	(19.8)	—	—

Net amount recognized[1]	$(73.5)	$(50.3)	$(60.5)	$(73.4)

[1]

The net amount recognized for 2017 consists of an asset of $2.9 million included in “Other Assets” (note 17) ($8.9 million in 2016) and a liability of $136.9 million included in “Other Liabilities” (note 21) ($132.6 million in 2016).

Schedule of components of re-measurements

	Pension benefits			Postretirement benefits
	2017	2016	2015	2017	2016	2015

Actuarial (loss) gain on benefit obligations	$(78.0)	$(20.1)	$(25.8)	$15.8	$(1.4)	$(1.3)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	59.1	51.8	16.2	—	—	—
Asset limit and minimum funding adjustment	(0.1)	2.8	(17.3)	—	—	—

Re-measurements (loss) gain recorded in other comprehensive income	$(19.0)	$34.5	$(26.9)	$15.8	$(1.4)	$(1.3)

Schedule of components of net benefit costs

	Pension benefits			Postretirement benefits
	2017	2016	2015	2017	2016	2015

Employee costs:
Service costs	$33.9	$34.9	$36.4	$1.9	$1.8	$1.7
Administrative fees and other	3.0	3.0	(2.8)	—	—	—
Interest on net defined benefit liability	2.9	3.9	3.0	2.9	2.8	2.4

Net benefit costs [1]	$39.8	$41.8	$36.6	$4.8	$4.6	$4.1

[1]	Net benefit gains of $6.0 million in 2015 were presented as part of discontinued operations.

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations

	Pension benefits			Postretirement benefits
	2017	2016	2015	2017	2016	2015

Benefit obligations
Rates as of year-end:
Discount rate	3.50%	3.90%	4.00%	3.50%	3.90%	4.00%
Rate of compensation increase	3.00	3.00	3.00	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	3.90%	4.00%	4.10%	3.90%	4.00%	4.10%
Rate of compensation increase	3.00	3.00	3.00	3.00	3.00	3.00